 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending December 31, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
12/10/02	Shares of beneficial interest	26,000	5.7968	6.42	Merrill Lynch
12/12/02	Shares of beneficial interest	6,400	5.7777	6.40	Merrill Lynch
12/16/02	Shares of beneficial interest	26,000	5.7692	6.39	Merrill Lynch
12/17/02	Shares of beneficial interest	26,000	5.7818	6.40	Merrill Lynch
12/18/02	Shares of beneficial interest	26,000	5.7897	6.42	Merrill Lynch
12/23/02	Shares of beneficial interest	27,000	5.8169	6.44	Merrill Lynch

Total Shares Repurchased:137,400

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management